Goodwill and Other Intangible Assets - Mortgage Fees and Related Income (Details 4) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net production revenue:
Production revenue	$ 767	$ 676	$ 1,446	$ 1,109
Repurchase Losses	(223)	(667)	(643)	(1,099)
Net production revenue	544	9	803	10
Operating revenue:
Loan servicing revenue	1,011	1,186	2,063	2,293
Other changes in MSR asset fair value	(478)	(620)	(1,041)	(1,225)
Total operating revenue	533	566	1,022	1,068
Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model	(960)	(3,584)	(1,711)	(3,680)
Derivative valuation adjustments and other	983	3,895	497	4,143
Total risk management	23	311	(1,214)	463
Total RFS net mortgage servicing revenue	556	877	(192)	1,531
All other	3	2	5	5
Mortgage fees and related income	$ 1,103	$ 888	$ 616	$ 1,546